STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT	11 Months Ended
Dec. 31, 2021 USD ($) shares
Class A Ordinary Shares | Ordinary Shares
Increase (Decrease) in Shareholders' Deficit
Balance at the beginning	$ 0
Balance at the beginning (in shares) | shares	0
Balance at the end	$ 0
Balance at the end (in shares) | shares	0
Class B Ordinary shares | Ordinary Shares
Increase (Decrease) in Shareholders' Deficit
Balance at the beginning	$ 0
Balance at the beginning (in shares) | shares	0
Issuance of Class B Ordinary shares to Sponsor	$ 575
Issuance of Class B Ordinary shares to Sponsor (in shares) | shares	5,750,000
Forfeiture of Class B ordinary shares	$ (75)
Forfeiture of Class B ordinary shares (in shares) | shares	(750,000)
Balance at the end	$ 500
Balance at the end (in shares) | shares	5,000,000
Additional paid-in capital
Increase (Decrease) in Shareholders' Deficit
Balance at the beginning	$ 0
Issuance of Class B Ordinary shares to Sponsor	24,425
Remeasurement for Class A ordinary shares to redemption value	(24,500)
Forfeiture of Class B ordinary shares	75
Balance at the end	0
Accumulated deficit
Increase (Decrease) in Shareholders' Deficit
Balance at the beginning	0
Issuance of Class B Ordinary shares to Sponsor	0
Remeasurement for Class A ordinary shares to redemption value	(25,792,820)
Forfeiture of Class B ordinary shares	0
Net Income (loss)	8,628,758
Balance at the end	(17,164,062)
Balance at the beginning	0
Issuance of Class B Ordinary shares to Sponsor	25,000
Remeasurement for Class A ordinary shares to redemption value	(25,817,320)
Net Income (loss)	8,628,758
Balance at the end	$ (17,163,562)